Stockholders Deficit (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Common stock, shares authorized		300,000,000		300,000,000		300,000,000	300,000,000
Common stock, shares par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued		20,000,000		20,000,000		20,000,000	20,000,000
Common stock, shares outstanding		20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, shares authorized		20,000,000		20,000,000		20,000,000	20,000,000
Preferred stock, shares par value		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding		0		0		0	0
Preferred Stock, Shares Issued		0		0		0	0
Operating expenses		$ 0	$ 870	$ 0	$ 870	$ 4,870	$ 6,000
Two Officers and Directors [Member]
Common stock shares issued for services, shares	5,000,000
Common stock shares issued for services, value	$ 10,000
Robert Bubeck [Member] | Former CEO [Member]
Operating expenses						3,370
Payment of accrued expenses on behalf of the Company				$ 13,500		$ 3,370
Benny Doro [Member]
Common stock shares issued for services, shares	800,000
Common stock shares issued for services, value	$ 10,000
John Gladdis [Member]
Common stock shares issued for services, shares	4,600,000
Lawson Pedigo [Member]
Common stock shares issued for services, shares	4,600,000